Accounts receivable (Tables)	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Summary of Credit Loss Percentage

The Company analyzed its historical loss information for its accounts receivables and adjusted for forward looking information and determined the following credit loss percentages:

March 31, 2021
Ageing of accounts receivables	Expected Credit Losses %
Not Due (including unbilled receivables)	0.73%
0-90 days	2.80%
90-180 days	3.82%
180-365 days	3.99%
Above 365 days	11.79%

Summary of Impact on Credit Risk

The impact on credit risk due to COVID-19 has been additionally considered by the management, wherever required.

March 31, 2021
(INR)
Audited
Ageing of accounts receivables*	(In million)
Not Due (including unbilled receivables)	2,924
0-90 days	516
90-180 days	388
180-365 days	423
Above 365 days	1,275
Total accounts receivables	5,524

*Includes INR 162 million (US$ 2.2 million) relating to receivables of the Company’s rooftop business classified as Assets held for sale.

Summary of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Accounts receivable (1)	4,702	5,362	73.3
Less: Allowance for doubtful accounts/ credit losses	(246)	(475)	(6.5)
Total	4,456	4,887	66.8

(1) Includes INR 1,394 million and INR 1,558 million (US$ 21.3 million) of unbilled receivables for the year ended March 31, 2020 and 2021, respectively.

Summary of Activity for Allowance for Doubtful Accounts/ Credit Losses

Activity for the allowance for doubtful accounts/ credit losses is as follows:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Balance at the beginning of the year	40	246	3.4

Provision for doubtful debts/ expected credit losses (net)	241	286	3.9
Write offs charged against the allowance	(35)	(44)	(0.6)
Less: Reclassified as held for sale	-	(13)	(0.2)

Balance at the end of the year	246	475	6.5